Exhibit 99.2

Client Name:	RMF
Client Project Name:	RMF RPIT 2020-1
Start - End Dates:	07/2019-04/2020
Deal Loan Count:	328

Conditions Report 2.0

Loans in Report:	328
Loans with Conditions:	256

50 - Total Active Conditions
15 - Material Conditions
1 - Credit Review Scope
1 - Category: Title
14 - Property Valuations Review Scope
14 - Category: Value
35 - Non-Material Conditions
35 - Property Valuations Review Scope
29 - Category: Appraisal
6 - Category: FEMA
336 - Total Satisfied Conditions

73 - Credit Review Scope
21 - Category: Application
18 - Category: Income/Employment
1 - Category: Insurance
8 - Category: Legal Documents
1 - Category: Reverse Mortgage
13 - Category: Terms/Guidelines
11 - Category: Title
263 - Property Valuations Review Scope
230 - Category: Appraisal
1 - Category: FEMA
18 - Category: Property
14 - Category: Value
0 - Total Waived Conditions

©2020 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.